Employee Benefits Plan - Summary of Activity in Defined Benefit Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (1,399)	$ (1,292)
Current service cost	84	82
Interest cost	32	51
Administration fees disbursements	13	20
Settlement	5
Exchange differences	(30)	32
Other	4	(16)
End of period	(954)	(1,399)
Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(7,246)	(6,965)
Administration fees	(13)	(20)
Interest cost	(229)	(258)
Actuarial losses from changes in financial assumptions	(357)	(946)
Actuarial gains from changes in demographic assumptions	77	64
Experience (losses) gains	(21)	(30)
Contributions by employees	(11)	(11)
Benefits paid	346	287
Administration fees disbursements	11	19
Settlement	302
Exchange differences	(392)	707
Other	(5)	(28)
End of period	(7,621)	(7,246)
Present Value of Defined Benefit Obligation [Member] | Continuing operations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(84)	(82)
Curtailment gain	1	11
Present Value of Defined Benefit Obligation [Member] | Discontinued operations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost		(2)
Curtailment gain		8
Funded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	80	78
Interest cost	16	33
Administration fees disbursements	12	19
Settlement	5
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(6,819)	(6,518)
Administration fees	(12)	(19)
Interest cost	(213)	(240)
Actuarial losses from changes in financial assumptions	(333)	(934)
Actuarial gains from changes in demographic assumptions	74	58
Experience (losses) gains	(29)	(46)
Contributions by employees	(9)	(9)
Benefits paid	318	258
Administration fees disbursements	10	18
Settlement	302
Exchange differences	(390)	704
Other	(2)	(30)
End of period	(7,182)	(6,819)
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member] | Continuing operations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(80)	(78)
Curtailment gain	1	11
Funded Plans [Member] | Present Value of Defined Benefit Obligation [Member] | Discontinued operations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost		(2)
Curtailment gain		8
Unfunded Plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	3	3
Interest cost	12	13
Administration fees disbursements	1	1
Unfunded Plans [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(313)	(314)
Administration fees	(1)	(1)
Interest cost	(12)	(13)
Actuarial losses from changes in financial assumptions	(16)	(10)
Actuarial gains from changes in demographic assumptions	2	4
Experience (losses) gains	1
Benefits paid	19	18
Administration fees disbursements	1	1
Exchange differences	(2)	3
Other	(1)	2
End of period	(325)	(313)
Unfunded Plans [Member] | Present Value of Defined Benefit Obligation [Member] | Continuing operations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	(3)	(3)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(140)	(157)
Current service cost	1	1
Interest cost	4	5
Exchange differences	(4)	1
Other	1	1
End of period	(142)	(140)
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(114)	(133)
Interest cost	(4)	(5)
Actuarial losses from changes in financial assumptions	(8)	(2)
Actuarial gains from changes in demographic assumptions	1	2
Experience (losses) gains	7	16
Contributions by employees	(2)	(2)
Benefits paid	9	11
Other	(2)
End of period	(114)	(114)
Other Post Employment Benefits [Member] | Present Value of Defined Benefit Obligation [Member] | Continuing operations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	$ (1)	$ (1)